Employee Benefits	12 Months Ended
Jan. 31, 2026
Text block [abstract]
Employee Benefits
1 8 .	EMPLOYEE BENEFITS
Employee benefits expenses, which represent the expenses related to all forms of consideration provided by the Company in exchange for services rendered by its employees, were as follows:

	Years ended
	January 31, 2026	January 31, 2025
		Reclassified (Note 2)
Current remuneration	$1,267.0	$1,185.5
Post-employment defined benefit plans	11.6	10.1
Post-employment defined contribution plans	57.0	56.7
Termination benefits	1.1	46.6
Stock-based compensation (Note 20)	21.7	15.5
Other long-term benefits	4.9	6.1
Total [a]	$1,363.3	$1,320.5
[a]
An amount of $
697.3
million included in cost of sales for period ended January 31, 2026 ($649.4 million for period ended January 31, 2025)

a)	Post-employment benefits
The Company sponsors defined contribution retirement plans and non-contributory
defined benefit plans that provide for pensions and other
post-retirement
benefits to a majority of its employees.
Canadian employees
The Company sponsors defined benefit pension plans and other post-retirement
benefit plans for its Canadian executive employees and defined contribution plans for executive and non-executive
employees. Additionally, the Company retained defined benefit obligations with certain active and former employees for services rendered prior to 2005.
The Company’s other
post-retirement
benefit plans provide, during retirement,
non-contributory
life insurance benefits and healthcare benefits to eligible employees that are funded on a pay-as-you-go
basis. The healthcare benefits are payable from retirement to age 65.
The defined benefit plans are registered with the governments and follow their applicable laws. The plans are governed by a retirement committee composed of representatives from the employer and the employees. The retirement committee delegated its responsibilities to the investment committee, which is responsible for the investment policy with regard to the assets of the fund. This committee is composed of representatives from the employer. The plans have a strategy to decrease the risk level by increasing progressively, when the solvency of the plans will improve, the part of the plan assets in long-term fixed income securities. The Company contributes to the plans the minimum funding obligations required under the current regulations. The weighted average duration of the defined benefit obligations is approximately 11 years. As at January 31, 2026, the Company expects that 50% of the future payments associated with its Canadian defined benefit obligations will be paid in the next 15 years.
In addition, the Company sponsors a defined benefit retirement plan to provide supplemental pension benefits to its executives (“SERP”).

United States employees
In the United States, the Company offers a defined contribution plan to its employees as well as a defined benefit final average earnings non-registered
supplementary executive retirement plan for its executive employees (“SERP”).
European employees
The Company’s sponsors defined contribution plans to its employees in most of its European entities. In addition, the Company maintains an unfunded defined benefit plan and sponsors a lump sum retirement indemnity plan in Austria. Under the defined benefit plan, the benefits are based on such employees’ length of service, applicable pension accrual rates and compensation at retirement. Under the lump sum retirement indemnity plan, the benefits are based on the length of service and compensation at retirement. These plans are regulated by the applicable Austrian laws. The weighted average duration of the defined benefit obligation is approximately 11 years. As at January 31, 2026, the Company expects that 50% of the future payments associated with its Austrian defined benefit obligations will be paid in the next 13 years.

b)	Defined benefit plans
Actuarial risks
The significant actuarial risks to which the plans expose the Company are as follows:
Market related risks
Investment risk
The present value of the defined benefit obligation is calculated using a discount rate determined by reference to high quality corporate fixed income investments. If the return on plan assets is below this rate, it will increase the plan liability. Currently, the funded plans have investments in equity securities and fixed income securities. Due to the long-term nature of the plan liabilities, the Company considers it appropriate that a reasonable portion of the plan assets should be invested in equity securities and income securities to leverage the return generated by the fund.
Interest risk
A decrease in the fixed income investments interest rate will increase the plans’ liabilities. However, for funded plans, this will be partially offset by an increase in the fair value of the plans’ fixed income securities.
Employee related risks
Longevity risk
The present value of the defined benefit obligation is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plans’ liabilities.
Salary risk
The present value of the defined benefit obligation is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plans’ liabilities.

Actuarial assumptions
The weighted average of the significant actuarial assumptions adopted to determine the defined benefit cost and the defined benefit obligation were as follows:

	Years ended
	January 31, 2026		January 31, 2025
	Canada	Foreign	Canada	Foreign
Benefit cost actuarial assumptions [a]
Discount rates used to determine:
Current service cost	4.75%	3.90%	5.05%	3.46%
Net interest cost	4.65%	3.41%	5.05%	3.48%
Expected rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2018	CPM 2014 Private	AVOE 2018

Defined benefit obligation actuarial assumptions [b]
Discount rate	4.90%	3.84%	4.65%	3.41%
Rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2018	CPM 2014 Private	AVOE 2018
[a]
Determined as at beginning of the reporting periods.
[b]
Determined as at end of the reporting periods.
The discount rate represents the market rate for high quality corporate fixed income investments consistent with the currency and the estimated term of the defined benefit plan obligation. The expected rate of compensation increase is determined considering the current salary structure, historical and anticipated wage increases.
Health care cost trend
The health care cost is assumed to be a rate of
4.3
% in fiscal year 202
6
 and to a rate that will gradually decline to reach
3.3
% in fiscal year 2034. After this date, the rate is assumed to remain at
3.3
%. An increase of 1% of the health care cost trend rate would not have a significant impact on the defined benefit cost and on the defined benefit obligations for the years ended January 31, 2026 and 2025.

Employee future benefit liabilities
The amounts arising from the Company’s obligations under defined benefit obligations were as follows, as at:

	January 31, 2026		January 31, 2025
	Canada	Foreign	Canada	Foreign
Defined benefit obligation of funded plans	$(255.0)	$(2.7)	$(263.0)	$(2.5)
Fair value of plans assets	226.1	2.2	256.0	2.0
	(28.9)	(0.5)	(7.0)	(0.5)
Defined benefit obligation of unfunded plans	(74.2)	(107.3)	(74.0)	(112.5)
Employee future benefit liabilities	$(103.1)	$(107.8)	$(81.0)	$(113.0)
The following table provides a reconciliation of the changes in the pension plans’ defined benefit obligations (funded and unfunded) as at the consolidated statement of financial position dates:

	January 31, 2026		January 31, 2025
	Canada	Foreign	Canada	Foreign
Defined benefit obligation at beginning of year	$(337.0)	$(115.0)	$(319.8)	$(107.8)
Current service cost	(1.8)	(1.7)	(2.1)	(1.6)
Interest cost	(15.4)	(4.1)	(15.7)	(3.8)
Actuarial gains (losses) from changes in demographic assumptions	2.3	—	—	(2.3)
Actuarial gains (losses) from changes in financial assumptions	9.7	5.2	(15.4)	(1.9)
Actuarial gains (losses) from experience adjustments	(3.7)	3.9	—	(2.1)
Benefits paid	16.7	8.6	16.0	8.6
Effect of foreign currency exchange rate changes	—	(6.9)	—	(4.1)
Defined benefit obligation at end of year	$(329.2)	$(110.0)	$(337.0)	$(115.0)
The following table provides a reconciliation of the changes in the pension plans’ fair value of assets as at consolidated statement of financial position dates:

	January 31, 2026		January 31, 2025
	Canada	Foreign	Canada	Foreign
Assets fair value at beginning of year	$256.0	$2.0	$269.6	$1.7
Interest income	11.7	—	13.4	—
Administration costs	(0.3)	—	(0.3)	—
Actuarial gains (losses) from return on plan assets	(2.3)	(0.1)	17.2	—
Employer contributions	10.6	8.8	8.4	8.9
Distributions to employer [a]	(29.4)	—	(36.3)	—
Benefits paid	(16.7)	(8.6)	(16.0)	(8.6)
Effect of foreign currency exchange rate changes	—	0.1	—	—
Assets fair value at end of year	$229.6	$2.2	$256.0	$2.0
Asset ceiling [b]	(3.5)	—	—	—
Net assets fair value at end of year	$226.1	$2.2	$256.0	$2.0
[a]
On December 31, 2024, the Company amended its Canadian SERPs resulting in the partially funded Canadian SERPs being converted to secured SERPs supported by irrevocable surety bonds. As a result of this amendment, $36.3 million and $29.4 million of plan assets were distributed during the years ended January 31, 2025 and January 31, 2026, respectively. Surety bonds renewable annually of $80.8 million issued during the year ended January 31, 2025 were renewed, now maturing January 1, 2027.
[b]
As at January 31, 2026, the surplus from the Canadian Executive plan was limited to an asset ceiling that represents the present value of the economic benefits available to the Company.

In accordance with the minimum funding obligations required under the current regulations, the Company expects to contribute $
14.9
 million to all defined benefit pension plans for the year ending January 31, 2027.

The actual return (loss) on plan assets was as follows:

	Years ended
	January 31, 2026		January 31, 2025
	Canada	Foreign	Canada	Foreign
Actual return (loss) on plan assets	$9.1	$(0.1)	$30.3	$—
The fair value of the plan assets for each category was as follows, as at:

	January 31, 2026	January 31, 2025
Publicly traded Canadian equity securities	$23.3	$22.9
Publicly traded foreign equity securities	40.7	39.6
Publicly traded fixed income securities	10.9	10.4
Insurance contracts [a]	136.0	147.8
Other	20.9	37.3
Total	$231.8	$258.0
Asset ceiling	(3.5)	—
Net assets fair value at end of year	$228.3	$258.0
[a]
On December 8, 2022, the Company purchased $155.1 million of qualifying annuity buy-in
insurance contracts on behalf of certain defined benefit plans as a mechanism to reduce pension plan risk. The fair value of annuity buy-in
insurance contracts fluctuates based on changes in the associated defined benefit obligation. These values are unquoted due to the use of the significant unobservable inputs used in deriving these assets’ fair values.
The fair values of the above equity and fixed income securities were determined based on quoted market prices in active markets.
Defined benefit costs
Components of the total defined benefit costs recognized in the consolidated statement of net income were as follows:

	Years ended
	January 31, 2026		January 31, 2025
	Canada	Foreign	Canada	Foreign
Current service cost	$1.8	$1.7	$2.1	$1.6
Net interest on the future employee benefit liabilities	3.7	4.1	2.3	3.8
Administration costs	0.3	—	0.3	—
Defined benefit costs	$5.8	$5.8	$4.7	$5.4

Sensitivity analysis
Actuarial assumptions that influence significantly the determination of the defined benefit obligations of the Company are the discount rate, the expected rate of compensation increase and the participants’ longevity. The sensitivity analyses below have been determined based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period, while holding all other assumptions constant.
The impact on employee future benefit liabilities would be the following as at January 31, 2026:

Increase (Decrease) of the liabilities
Discount rate
Impact of a 0.5% increase	$(23.1)
Impact of a 0.5% decrease	25.3
Expected rate of compensation increase
Impact of a 0.5% increase	$3.5
Impact of a 0.5% decrease	(3.2)
Participant longevity
Impact of a 1 year increase	$8.6
Impact of a 1 year decrease	(8.7)
The sensitivity analysis presented above may not be representative of the potential change in the employee future benefit liabilities as it is unlikely that the change in assumptions would occur in isolation from one another as some of the assumptions may be correlated.